Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

11. Income taxes

The provision for income taxes differs from the result that would be obtained by applying the statutory tax rate of 21% (2021 and 2020 – 21%) to income (loss) before income taxes. The difference results from the following items:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Computed expected benefit of income taxes	$(2,229,950)	$(1,773,096)	$(1,242,363)
Share-based compensation and permanent differences	1,220,577	925,449	593,885
Non-deductible interest expense	364,680	334,556	79,418
Expiry of tax credits	525,830	773,050	929,432
True up of prior year balances	(30,092)	99,348	1,214,608
Increase (decrease) in valuation allowance	148,955	(359,307)	(1,574,980)
Income tax provision	$—	$—	$—

The components of the net deferred income tax asset, the statutory tax rate and the amount of the valuation allowance are as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net operating loss carried forward	$36,124,160	$35,414,853	$37,125,837
Tax rate	21%	21%	21%
Deferred income tax assets	7,586,074	7,437,119	7,796,426
Valuation allowance	(7,586,074)	(7,437,119)	(7,796,426)
Net deferred income tax asset	$—	$—	$—

The potential benefit of the deferred income tax asset has not been recognized in these consolidated financial statements since it cannot be assured that it is more likely than not that such benefit will be utilized in future years. The Company believes that the available objective evidence creates sufficient uncertainty regarding the realizability of the deferred income tax assets such that a full valuation allowance has been recorded.

The operating losses amounting to $35,192,000 for utilization in the United States, $930,000 for utilization in Singapore, $2,000 for utilization in Canada, the respective jurisdictions where the losses were incurred, will expire between 2023 and 2042 if they are not used. The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating loss carry-forwards:

Fiscal Year	United States $	Singapore $	Canada $	Total $	Expiry Date
2003	2,776,000	—	—	2,776,000	2023
2004	1,251,000	—	—	1,251,000	2024
2005	1,304,000	—	—	1,304,000	2025
2006	1,532,000	—	—	1,532,000	2026
2007	1,480,000	—	—	1,480,000	2027
2008	1,600,000	—	—	1,600,000	2028
2009	1,723,000	—	—	1,723,000	2029
2010	823,000	—	—	823,000	2030
2011	1,747,000	—	—	1,747,000	2031
2012	1,638,000	—	—	1,638,000	2032
2013	1,403,000	—	—	1,403,000	2033
2014	2,595,000	—	—	2,595,000	2034
2015	1,619,000	—	—	1,619,000	2035
2016	1,171,000	—	—	1,171,000	2036
2017	928,000	—	—	928,000	2037
2018	720,000	—	—	720,000	2038
2019	3,921,000	—	—	3,921,000	2039
2020	2,236,000	—	—	2,236,000	2040
2021	2,400,000	187,000	—	2,587,000	2041
2022	2,325,000	743,000	2,000	3,070,000	2042
Total	35,192,000	930,000	2,000	36,124,000